Income Tax Provision (Details Narrative) (10-K) - USD ($)		12 Months Ended
	Dec. 22, 2017	Dec. 31, 2017	Dec. 31, 2016
Federal statutory income tax rate		21.00%	34.00%
Net operating loss carry-forwards		$ 9,919,000
Future taxable income expiration date		Dec. 31, 2036
Income tax ,description		greater than 50%
Net deferred tax assets		$ 2,083,000
Net loss carry-forwards valuation allowance		2,083,000
Deferred tax assets increase in valuation allowance		590,000	$ 249,000
Unpaid tax on interest or penalties
Unrecognized tax benefit
January 1, 2018 [Member]
Effective income tax rate reconciliation, deduction, percent		21.00%
Tax Reform Bill [Member]
Federal statutory income tax rate	34.00%
Effective income tax rate reconciliation, deduction, percent	21.00%